Quarterly Report
September 30, 2022
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
September 30, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	7

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 99.0% †
Arizona - 1.8%
City of Mesa AZ Utility System Revenue (BAM Insured)
5.00% 07/01/29	$500,000	$538,959
City of Phoenix Civic Improvement Corp. Revenue
5.00% 07/01/26	895,000	944,976
5.00% 07/01/30 (a)	1,475,000	1,535,721
City of Phoenix Civic Improvement Corp. Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24	7,260,000	7,459,665
Maricopa County Industrial Development Authority Revenue
4.00% 01/01/41	3,000,000	2,710,042
The University of Arizona Revenue
5.00% 06/01/46	5,000,000	5,146,848
		18,336,211
Arkansas - 0.4%
University of Arkansas Revenue
5.00% 11/01/46 - 11/01/47	3,580,000	3,665,369
California - 9.0%
California Health Facilities Financing Authority Revenue
5.00% 11/15/39 - 11/15/49	6,315,000	6,308,727
California State Public Works Board Revenue
5.25% 09/01/29	10,160,000	10,340,551
California State University Revenue
4.00% 11/01/45	5,900,000	5,324,706
City of Los Angeles CA Wastewater System Revenue
5.00% 06/01/43	10,000,000	10,469,277
City of Los Angeles Department of Airports Revenue
4.00% 05/15/42 (a)	1,000,000	880,519
5.00% 05/15/26 - 05/15/36 (a)	705,000	726,912
City of Los Angeles Department of Airports
5.50% 05/15/36	1,000,000	1,084,252
Fresno Unified School District GO,
4.00% 08/01/47 (a)	5,000,000	5,076,354
Los Angeles Department of Water & Power Revenue
5.00% 07/01/48	5,500,000	5,693,818
Mount San Antonio Community College District GO,
4.00% 08/01/49	3,000,000	2,656,332
San Diego County Regional Airport Authority
5.00% 07/01/30	1,000,000	1,032,067
San Francisco Bay Area Rapid Transit District
3.00% 08/01/37	2,440,000	2,083,088
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
5.00% 05/01/49	7,000,000	7,193,759
State of California GO,
4.00% 04/01/49	700,000	635,145
5.00% 02/01/31 - 08/01/46	15,055,000	15,610,952
State of California Department of Water Resources Revenue
5.00% 12/01/29 (a)	8,120,000	8,437,831
University of California Revenue
5.00% 05/15/38 - 05/15/48	9,000,000	9,192,001
		92,746,291
Colorado - 1.7%
City & County of Denver Co. Airport System Revenue Series A
5.00% 11/15/26 - 11/15/32 (a)	1,750,000	1,831,740
City & County of Denver Co. Airport System Revenue
5.00% 11/15/27 (a)	1,700,000	1,778,959
Colorado Health Facilities Authority Revenue
5.00% 06/01/47 (a)	1,750,000	1,868,818
Regional Transportation District Sales Tax Revenue
4.25% 11/01/36	3,405,000	3,501,563
5.00% 11/01/29	7,925,000	8,747,484
		17,728,564
Connecticut - 4.4%
City of Norwalk
5.00% 08/15/36	1,000,000	1,075,622
City of Stamford GO,
4.00% 06/15/36	1,000,000	985,356
Connecticut State Health & Educational Facilities Authority Revenue
1.10% 07/01/48	1,000,000	990,561
5.00% 07/01/46	6,500,000	6,613,882
	Principal Amount	Fair Value
South Central Connecticut Regional Water Authority Revenue
5.00% 08/01/27 - 08/01/28 (a)	$2,195,000	$2,228,517
State of Connecticut GO,
4.00% 08/01/33	1,000,000	989,132
5.00% 01/15/26	700,000	735,374
State of Connecticut Special Tax Revenue
4.00% 11/01/38	215,000	202,331
5.00% 10/01/27 - 10/01/36	23,325,000	23,845,070
State of Connecticut Clean Water Fund - State Revolving Fund Revenue
5.00% 05/01/37	7,000,000	7,415,754
		45,081,599
Delaware - 1.2%
Delaware Transportation Authority Revenue
5.00% 09/01/35 - 06/01/55	9,360,000	9,528,354
State of Delaware GO,
3.00% 02/01/33	2,760,000	2,591,630
		12,119,984
District of Columbia - 3.5%
District of Columbia GO,
4.00% 10/15/39 - 10/15/44	9,485,000	8,765,486
5.00% 06/01/38	3,000,000	3,051,610
District of Columbia Revenue
5.00% 04/01/42 (a)	6,250,000	6,693,681
District of Columbia Water & Sewer Authority Revenue
4.00% 10/01/38	2,185,000	2,034,326
Metropolitan Washington Airports Authority Aviation Revenue
5.00% 10/01/25 (a)	500,000	517,194
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	5,185,910
Washington Convention & Sports Authority Revenue
5.00% 10/01/28 - 10/01/29	710,000	771,788
Washington Convention & Sports Authority Tax Allocation Revenue.,
5.00% 10/01/29	750,000	818,941
Washington Metropolitan Area Transit Authority Revenue
5.00% 07/01/34 - 07/01/43	8,375,000	8,700,096
		36,539,032
Florida - 2.7%
Broward County FL Water & Sewer Utility Revenue
4.00% 10/01/39	750,000	705,847
Broward County FL Water & Sewer Utility Revenue (AGM Insured)
4.00% 10/01/44	1,300,000	1,196,511
City of Fort Lauderdale FL Water & Sewer Revenue
4.00% 09/01/41	1,000,000	919,483
City of Jacksonville
5.00% 10/01/30	2,880,000	3,123,990
County of Broward FL Port Facilities Revenue
4.00% 09/01/38 (a)	1,000,000	916,805
5.00% 09/01/26 (a)	500,000	522,146
County of Hillsborough FL Utility Revenue
4.00% 08/01/31	3,215,000	3,296,621
County of Miami-Dade
5.00% 04/01/42	1,000,000	1,050,154
County of Miami-Dade Seaport Department
4.00% 10/01/40 (a)	3,000,000	2,709,832
County of Miami-Dade Water & Sewer System
4.00% 10/01/37	3,000,000	2,905,115
5.00% 10/01/43	5,000,000	5,220,101
Hillsborough County Aviation Authority Revenue
5.00% 10/01/27 (a)	250,000	261,385
Martin County Health Facilities Authority Revenue
4.00% 01/01/46	5,000,000	4,381,929
State of Florida GO,
4.00% 07/01/33	335,000	339,476
5.00% 06/01/26	520,000	552,508
		28,101,903
Georgia - 5.9%
City of Atlanta GA Airport Passenger Facility Charge Revenue
4.00% 07/01/40 (a)	1,500,000	1,339,953
5.00% 01/01/34	3,500,000	3,542,026

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
City of Atlanta GA Department of Aviation Revenue
5.00% 07/01/27 - 07/01/35 (a)	$1,500,000	$1,549,099
City of Atlanta GA Water & Wastewater Revenue
4.00% 11/01/38	1,500,000	1,419,896
5.00% 11/01/28 - 11/01/41	7,070,000	7,391,221
5.25% 11/01/30 (a)	5,690,000	5,816,631
City of Atlanta GA Water & Wastewater Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,208,935
County of Brunswick GO,
4.00% 08/01/39	2,235,000	2,122,270
Development Authority of Gwinnett County Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	9,583,424
Forsyth County Water & Sewerage Authority Rev.,
5.00% 04/01/31	1,250,000	1,373,018
Georgia Ports Authority
5.00% 07/01/42	1,000,000	1,054,407
Municipal Electric Authority of Georgia Revenue
5.00% 01/01/35	5,500,000	5,581,890
State of Georgia GO,
4.00% 07/01/36	10,000,000	9,883,168
State of Georgia
4.00% 07/01/38	3,795,000	3,696,670
5.00% 07/01/29	955,000	1,059,476
		60,622,084
Hawaii - 0.6%
State of Hawaii GO,
5.00% 01/01/36	4,850,000	5,164,862
State of Hawaii State Highway Fund Revenue
5.00% 01/01/26	900,000	948,387
		6,113,249
Illinois - 3.6%
Chicago O'Hare International Airport
5.00% 01/01/29 - 01/01/44 (b)	1,000,000	1,019,363
5.00% 01/01/38	2,105,000	2,139,664
Chicago O'Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	7,081,019
5.25% 01/01/42	8,000,000	8,188,647
Cook County Forest Preserve District
5.00% 12/15/36	1,000,000	1,046,775
Illinois Finance Authority Revenue
5.00% 07/01/35	1,000,000	1,089,550
Illinois State Toll Highway Authority Rev.,
5.00% 01/01/46	500,000	511,702
Metropolitan Water Reclamation District of Greater Chicago
5.00% 12/01/30	620,000	680,886
Metropolitan Water Reclamation District of Greater Chicago GO,
5.00% 12/01/35	975,000	1,010,321
State of Illinois
4.00% 02/01/30	1,500,000	1,462,692
5.00% 10/01/30	1,000,000	1,023,675
State of Illinois GO,
5.00% 03/01/25 - 03/01/30	10,400,000	10,597,648
State of Illinois Sales Tax Revenue
5.00% 06/15/28	500,000	528,204
Will County School District No 122 GO,
4.00% 10/01/32	500,000	499,805
		36,879,951
Indiana - 0.6%
Indianapolis Local Public Improvement Bond Bank Revenue
4.00% 02/01/44	6,500,000	5,866,257
Iowa - 0.1%
State of Iowa GO,
5.00% 06/01/29	360,000	395,794
State of Iowa Board of Regents Revenue
3.00% 09/01/30	1,000,000	942,341
		1,338,135
Kansas - 0.1%
Johnson County Unified School District No 233 Olathe GO,
4.00% 09/01/36	1,000,000	975,589
	Principal Amount	Fair Value
Kentucky - 1.3%
Kentucky State Property & Building Commission Revenue
5.00% 02/01/33 - 04/01/37	$11,705,000	$12,140,909
Louisville Water Co. Revenue
3.00% 11/15/34	1,000,000	864,421
		13,005,330
Maryland - 2.9%
City of Baltimore Revenue
4.00% 07/01/34 - 07/01/44	4,400,000	4,102,472
5.00% 07/01/35 - 07/01/46	15,155,000	15,647,268
5.00% 07/01/38 (a)	9,375,000	9,586,244
County of Prince George's GO,
4.00% 07/15/31	1,000,000	1,030,287
		30,366,271
Massachusetts - 3.5%
Commonwealth of Massachusetts GO,
4.00% 05/01/44	1,545,000	1,411,596
5.00% 03/01/46	7,000,000	7,091,408
5.25% 09/01/43 - 01/01/44	17,950,000	18,935,950
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1
4.00% 07/01/38	1,150,000	1,090,770
Massachusetts Development Finance Agency Revenue
4.00% 06/01/49 (a)	1,000,000	1,031,689
Massachusetts Port Authority Revenue
5.00% 07/01/31 (a)	500,000	529,324
Massachusetts Water Resources Authority Revenue (BAM Insured)
4.00% 08/01/36	1,490,000	1,461,433
Massachusetts Water Resources Authority Revenue
5.00% 08/01/32 (a)	4,140,000	4,203,218
5.00% 08/01/37	535,000	581,876
		36,337,264
Michigan - 1.3%
Michigan Finance Authority Revenue
5.00% 12/01/47 (a)	4,000,000	4,012,504
5.00% 11/15/48	3,500,000	3,479,845
State of Michigan Revenue
5.00% 03/15/27	4,415,000	4,723,514
University of Michigan Revenue
5.00% 04/01/46 (a)	1,000,000	1,059,279
		13,275,142
Minnesota - 1.5%
City of Duluth GO,
5.00% 02/01/32	590,000	614,522
City of Minneapolis GO,
3.00% 12/01/34	1,315,000	1,140,406
City of Rochester Revenue
4.00% 11/15/48	5,330,000	4,636,619
City of St Cloud Revenue
5.00% 05/01/48	2,000,000	1,988,629
Cloquet Independent School District No 94 GO,
4.00% 02/01/36	1,675,000	1,663,803
Maple River Independent School District No 2135 GO,
5.00% 02/01/28	750,000	813,353
University of Minnesota Revenue
5.00% 09/01/39	4,350,000	4,566,688
		15,424,020
Missouri - 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
5.00% 10/01/44 (a)	8,010,000	8,010,000
City of Kansas City MO Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,633,044
City of St Louis MO Airport Revenue Revenue
5.00% 07/01/24 (a)	565,000	576,214
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% 11/15/48	2,200,000	1,859,818
Metropolitan St Louis Sewer District Revenue
5.00% 05/01/45 (a)	480,000	493,203
5.00% 05/01/45 - 05/01/46	2,520,000	2,602,893

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Missouri Joint Municipal Electric Utility Commission Revenue
5.00% 12/01/27	$1,715,000	$1,780,668
		16,955,840
Nebraska - 0.2%
Nebraska Public Power District Revenue
5.00% 01/01/32	500,000	548,292
Omaha Public Power District Revenue
5.00% 02/01/35 (b)	500,000	550,203
Omaha School District GO,
3.00% 12/15/32	1,000,000	912,225
		2,010,720
New Hampshire - 0.0% *
New Hampshire Business Finance Authority Revenue
5.00% 08/15/27	250,000	265,214
New Jersey - 6.8%
New Hampshire Municipal Bond Bank Revenue
3.00% 02/15/32	1,000,000	909,658
5.00% 08/15/33	500,000	551,032
New Jersey Economic Development Authority Revenue
5.00% 11/01/29 - 06/15/43	12,750,000	12,686,275
5.25% 06/15/40 (a)	220,000	231,161
New Jersey Educational Facilities Authority Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	15,204,807
New Jersey Health Care Facilities Financing Authority Revenue (AGM Insured)
4.13% 07/01/38	6,215,000	5,701,396
New Jersey Transportation Trust Fund Authority
5.00% 12/15/32	1,000,000	1,026,783
New Jersey Transportation Trust Fund Authority Revenue
5.00% 12/15/34 - 06/15/45	7,250,000	7,280,125
New Jersey Turnpike Authority Rev.,
4.00% 01/01/35	1,090,000	1,082,644
5.00% 01/01/28	1,000,000	1,044,667
New Jersey Turnpike Authority Revenue
4.00% 01/01/48	5,000,000	4,457,607
5.00% 01/01/33 - 01/01/45	15,400,000	15,782,723
State of New Jersey GO,
5.00% 06/01/28 - 06/01/40	3,770,000	4,012,952
		69,971,830
New York - 11.9%
Battery Park City Authority Revenue
4.00% 11/01/44	1,590,000	1,434,965
Build NYC Resource Corp.
5.00% 07/01/41	2,000,000	1,920,678
City of New York GO,
5.00% 08/01/26 - 08/01/43	10,500,000	10,822,706
City of New York
5.00% 09/01/36	1,000,000	1,069,658
Hudson Yards Infrastructure Corp. Revenue
4.00% 02/15/43	1,000,000	896,418
5.00% 02/15/39 - 02/15/45	11,000,000	11,257,235
Hudson Yards Infrastructure Corp.
4.00% 02/15/47	5,830,000	5,164,188
Metropolitan Transportation Authority Revenue
4.00% 11/15/48	1,000,000	815,292
5.00% 11/15/29 - 11/15/37	7,960,000	7,935,506
5.25% 11/15/55	1,000,000	983,081
Metropolitan Transportation Authority Revenue (AGM Insured)
4.00% 11/15/49	5,000,000	4,394,722
New York City Transitional Finance Authority Building Aid Revenue
4.00% 07/15/38	2,190,000	2,060,609
5.00% 07/15/36	6,000,000	6,305,753
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	5,000,000	4,603,651
5.00% 02/01/41 - 02/01/43	17,500,000	17,770,546
New York City Water & Sewer System Revenue
5.00% 06/15/49	6,460,000	6,630,693
New York Liberty Development Corp. Revenue
3.00% 09/15/43	2,000,000	1,466,626
4.00% 02/15/43	1,000,000	894,617
New York State Dormitory Authority Revenue
4.00% 08/01/38 - 07/01/41	6,655,000	5,994,396
	Principal Amount	Fair Value
5.00% 03/15/45	$12,500,000	$12,841,236
5.00% 07/01/46 (a)	4,000,000	4,295,770
New York State Dormitory Authority
4.00% 03/15/47	1,000,000	887,268
New York State Dormitory Authority (BAM Insured)
4.25% 10/01/51	610,000	539,788
New York State Urban Development Corp. Revenue
4.00% 03/15/42	1,000,000	906,713
New York Transportation Development Corp.
4.00% 07/01/35 (a)	2,000,000	1,840,205
5.00% 12/01/28 (a)	500,000	510,938
Port Authority of New York & New Jersey Revenue
4.00% 12/01/27	250,000	257,037
5.00% 07/15/33 (a)	500,000	519,542
5.00% 11/15/47 - 09/01/48	6,500,000	6,696,184
Town of Oyster Bay NY
5.00% 08/01/24	500,000	515,894
Triborough Bridge & Tunnel Authority Revenue
5.25% 05/15/41	1,000,000	1,072,106
		123,304,021
North Carolina - 0.7%
City of Charlotte NC Water & Sewer System
5.00% 07/01/34	1,000,000	1,117,428
Greater Asheville Regional Airport Authority
5.00% 07/01/27 (a)	550,000	569,629
North Carolina Capital Facilities Finance Agency Revenue
4.00% 10/01/44	2,000,000	1,812,007
The University of North Carolina at Charlotte Revenue
5.00% 10/01/47	3,545,000	3,639,831
		7,138,895
North Dakota - 0.0% *
City of Grand Forks Revenue
5.00% 12/01/27	250,000	259,804
Ohio - 6.0%
City of Columbus GO,
5.00% 07/01/26 - 08/15/30 (a)	13,055,000	13,242,169
Columbus Metropolitan Library Rev.,
4.00% 12/01/30	995,000	1,030,287
County of Franklin Revenue
5.00% 12/01/47	1,125,000	1,125,067
County of Summit
5.00% 12/01/43	1,000,000	1,053,805
Northeast Ohio Regional Sewer District Revenue
3.00% 11/15/34	1,385,000	1,188,281
4.00% 11/15/43	7,550,000	6,890,424
5.00% 11/15/38 (a)	12,000,000	12,136,900
Ohio Higher Educational Facility Commission Revenue
4.00% 10/01/47	750,000	655,102
Ohio Turnpike & Infrastructure Commission Revenue
5.25% 02/15/39	18,250,000	18,376,598
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
3.00% 12/01/34	1,770,000	1,586,352
State of Ohio
5.00% 06/15/36	1,450,000	1,553,666
University of Cincinnati Revenue
5.00% 06/01/45	3,500,000	3,613,919
		62,452,570
Oklahoma - 0.7%
City of Bixby OK
4.00% 06/01/32	1,000,000	1,019,575
Oklahoma Capitol Improvement Authority Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,142,996
Oklahoma City Zoological Trust OK Sales Tax Revenue
4.00% 06/01/29	1,340,000	1,394,390
		7,556,961
Oregon - 1.0%
City of Eugene OR Water Utility System Revenue
4.00% 08/01/45	1,000,000	897,815
City of Portland OR Sewer System Revenue
3.00% 03/01/37	860,000	701,616

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Clackamas County School District No 7J Lake Oswego GO,
4.00% 06/01/33	$1,000,000	$1,008,894
Clackamas County School District No 86 Canby
4.00% 06/15/40	3,470,000	3,189,116
Oregon State University Rev.,
5.00% 04/01/45	2,000,000	2,039,617
Port of Portland OR Airport Revenue
5.00% 07/01/39 (a)	2,890,000	2,896,703
		10,733,761
Pennsylvania - 5.8%
Allegheny County Hospital Development Authority Revenue
4.00% 07/15/39	1,500,000	1,357,068
City of Philadelphia GO,
5.00% 02/01/24 - 08/01/36	9,105,000	9,454,508
City of Philadelphia PA Airport Revenue, Series A
4.00% 07/01/40	3,000,000	2,683,191
City of Philadelphia PA Airport Revenue
5.00% 07/01/31 - 07/01/33 (a)	2,395,000	2,490,228
City of Philadelphia PA Water & Wastewater Revenue
5.00% 10/01/33 - 10/01/47	16,450,000	17,047,376
City of Pittsburgh GO,
5.00% 09/01/32	250,000	273,631
Commonwealth of Pennsylvania GO,
5.00% 07/15/27	640,000	687,959
Delaware River Joint Toll Bridge Commission Revenue
5.00% 07/01/26	1,000,000	1,069,633
Delaware River Port Authority Revenue
5.00% 01/01/29 (a)	5,000,000	5,113,893
5.00% 01/01/39 - 01/01/40	3,600,000	3,681,050
Erie City Water Authority Revenue (BAM Insured)
5.00% 12/01/33	1,110,000	1,210,950
General Authority of Southcentral Pennsylvania Revenue
4.00% 06/01/49	3,015,000	2,584,903
Montgomery County Higher Education and Health Authority Revenue
4.00% 09/01/49	3,000,000	2,527,514
Pennsylvania Economic Development Financing Authority Revenue
4.00% 11/15/42	5,000,000	4,387,843
Pennsylvania Turnpike Commission
5.00% 12/01/34	1,000,000	1,048,957
The School District of Philadelphia GO,
4.00% 09/01/38	1,750,000	1,595,618
5.00% 09/01/28	840,000	882,682
Upper Merion Area School District GO,
3.00% 01/15/42	2,000,000	1,512,911
		59,609,915
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corp. Revenue
4.00% 05/15/34	1,400,000	1,381,929
5.00% 09/01/43	5,000,000	5,034,861
Rhode Island Health and Educational Building Corp. Revenue (BAM Insured)
5.00% 05/15/29	200,000	219,152
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Revenue
5.00% 10/01/28 (a)	2,200,000	2,313,817
		8,949,759
South Carolina - 1.8%
Beaufort County School District GO,
4.00% 03/01/33	2,200,000	2,236,382
South Carolina Public Service Authority Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	12,037,583
State of South Carolina GO,
5.00% 04/01/35	3,890,000	4,317,915
		18,591,880
Tennessee - 1.2%
City of Memphis GO,
4.00% 05/01/38 - 06/01/46	9,920,000	8,997,865
County of Hamblen GO,
4.00% 05/01/40	780,000	711,919
Memphis-Shelby County Airport Authority Revenue
5.00% 07/01/31 (a)	375,000	392,241
	Principal Amount	Fair Value
State of Tennessee
5.00% 02/01/35	$1,500,000	$1,612,491
The Metropolitan Nashville Airport Authority Revenue
5.00% 07/01/54 (a)	1,000,000	985,244
		12,699,760
Texas - 8.2%
Arlington Higher Education Finance Corp. Revenue
5.00% 08/15/28	500,000	539,594
Arlington Independent School District
4.00% 02/15/36	1,220,000	1,188,733
Aubrey Independent School District
5.00% 02/15/36	500,000	538,183
Board of Regents of the University of Texas System Revenue
5.00% 08/15/26	10,000,000	10,623,216
City of Austin TX Airport System Revenue
5.00% 11/15/46	3,000,000	3,006,010
City of Austin TX Water & Wastewater System Revenue
5.00% 11/15/33 - 11/15/42	9,345,000	9,423,655
City of Dallas TX Waterworks & Sewer System Revenue
5.00% 10/01/46	3,550,000	3,682,488
City of Houston GO,
5.00% 03/01/30	300,000	330,006
City of Houston TX Airport System Revenue
5.00% 07/01/28 - 07/01/30 (a)	3,430,000	3,590,424
City of Houston TX Combined Utility System Revenue
5.00% 05/15/28	5,000,000	5,121,747
City of Temple TX Utility System Revenue
3.00% 08/01/35	1,000,000	863,525
Community Independent School District
5.00% 02/15/32	500,000	550,159
Conroe Independent School District GO,
5.00% 02/15/33	500,000	552,717
Dallas Area Rapid Transit
4.00% 12/01/38	1,700,000	1,606,651
Dallas Fort Worth International Airport Revenue
5.25% 11/01/29	5,000,000	5,087,655
Dallas Independent School District GO,
5.00% 02/15/34	885,000	954,808
Del Valle Independent School District
4.00% 06/15/37	500,000	491,066
Forney Independent School District
5.00% 08/15/39	500,000	535,634
Grand Parkway Transportation Corp. Rev.,
5.00% 10/01/48	1,050,000	1,082,009
Greater Texoma Utility Authority
5.00% 10/01/35	600,000	643,335
Hays Consolidated Independent School District
4.00% 02/15/38	550,000	520,389
Love Field Airport Modernization Corp. Revenue
5.00% 11/01/29 (a)	1,500,000	1,568,040
Lower Colorado River Authority Revenue
5.00% 05/15/44	2,000,000	2,047,040
North Texas Municipal Water District Water System Revenue
3.00% 09/01/34	1,500,000	1,309,877
North Texas Tollway Authority Revenue
5.00% 01/01/26 - 01/01/48	8,000,000	8,238,509
Port Authority of Houston of Harris County Texas
5.00% 10/01/27 (a)	1,000,000	1,069,816
San Antonio Independent School District GO,
5.00% 08/15/33	500,000	554,520
State of Texas GO,
4.00% 10/01/44	1,985,000	1,829,957
Temple Independent School District
5.00% 02/01/32	1,000,000	1,103,877
Texas A&M University Rev.,
5.00% 05/15/28 (b)	500,000	541,854
Texas Municipal Power Agency Revenue (AGM Insured)
3.00% 09/01/28	275,000	260,875
Texas Transportation Commission State Highway Fund Revenue
5.00% 04/01/23	10,750,000	10,853,696
The Harris County Toll Road Authority Revenue
4.00% 08/15/37	1,000,000	948,357
Tyler Independent School District
5.00% 02/15/32	500,000	551,678
Upper Trinity Regional Water District Revenue (BAM Insured)
4.00% 08/01/29	400,000	411,738

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Principal Amount	Fair Value
Upper Trinity Regional Water District Rev., (BAM Insured)
5.00% 08/01/28	$500,000	$541,283
Waco Independent School District
5.00% 08/15/33	500,000	551,430
West Harris County Regional Water Authority Revenue
4.00% 12/15/33	1,000,000	1,002,687
Willis Independent School District GO,
5.00% 02/15/32	500,000	551,298
		84,868,536
Utah - 0.7%
Alpine School District GO,
3.00% 03/15/32	2,475,000	2,280,014
Central Valley Water Reclamation Facility Revenue
3.00% 03/01/30	1,145,000	1,096,037
City of Salt Lake City UT Airport Revenue
5.00% 07/01/27 (a)	2,500,000	2,589,221
City of Salt Lake City UT Public Utilities Revenue
5.00% 02/01/50	1,080,000	1,131,993
		7,097,265
Virginia - 2.7%
County of Fairfax GO,
4.00% 10/01/35	6,645,000	6,728,637
County of Fairfax Sewer Revenue, Series A
4.00% 07/15/40	2,245,000	2,159,847
County of Loudoun GO,
4.00% 12/01/37	2,000,000	1,981,885
University of Virginia Revenue
5.00% 04/01/47	6,000,000	6,282,814
Virginia College Building Authority Rev.,
4.00% 09/01/35	1,000,000	974,171
Virginia Independent School District No 706 GO,
5.00% 02/01/30	2,500,000	2,701,661
Virginia Resources Authority Revenue
4.00% 11/01/41	5,585,000	5,357,944
5.00% 11/01/46	1,720,000	1,790,454
		27,977,413
Washington - 2.2%
City of Seattle WA Drainage & Wastewater Revenue
4.00% 09/01/38	1,000,000	944,253
City of Seattle WA Municipal Light & Power Revenue Revenue
4.00% 10/01/35 - 07/01/37	1,650,000	1,604,112
5.00% 07/01/52	1,000,000	1,058,127
City of Seattle WA Municipal Light & Power Revenue Revenue, Series A
4.00% 07/01/39	1,975,000	1,862,267
City of Seattle WA Solid Waste Revenue
5.00% 08/01/29	1,695,000	1,866,010
City of Spokane GO,
3.13% 12/01/33	1,260,000	1,101,798
County of King WA Sewer
5.00% 07/01/28	1,060,000	1,090,243
County of King WA Sewer Revenue
4.00% 01/01/44	1,400,000	1,271,782
Pierce & King Counties School District No 417 Fife GO,
4.00% 12/01/35	1,450,000	1,460,793
Port of Seattle Revenue
5.00% 09/01/25 - 09/01/26 (a)	2,800,000	2,918,458
5.00% 04/01/29	1,000,000	1,029,274
Port of Seattle
5.00% 08/01/42	500,000	502,691
	Principal Amount	Fair Value
Spokane County School District No 81 Spokane GO,
4.00% 12/01/39	$1,000,000	$929,939
State of Washington GO,
5.00% 02/01/31 - 06/01/44	3,640,000	3,888,439
Washington Higher Education Facilities Authority Rev.,
4.00% 05/01/38	1,890,000	1,673,237
		23,201,423
Wisconsin - 0.5%
State of Wisconsin
4.00% 05/01/30	475,000	485,230
State of Wisconsin GO,
4.00% 05/01/39 - 05/01/40	3,500,000	3,358,385
Wisconsin Health & Educational Facilities Authority Series MTN
5.00% 10/01/27	1,000,000	1,065,567
		4,909,182
Total Municipal Bonds and Notes (Cost $1,105,254,479)		1,023,076,994
Short-Term Investments - 0.7%
State Street Institutional Treasury Plus Fund - Premier Class 2.95% (c)(d) (Cost $7,254,156)	7,254,156	7,254,156
Total Investments (Cost $1,112,508,635)		1,030,331,150
Other Assets and Liabilities, net - 0.3%		2,600,402
NET ASSETS - 100.0%		$1,032,931,552
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.
*	Less than 0.05%.

Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$1,023,076,994	$—	$1,023,076,994
Short-Term Investments	7,254,156	—	—	7,254,156
Total Investments in Securities	$7,254,156	$1,023,076,994	$—	$1,030,331,150

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	3,950,909	$3,950,909	$135,258,644	$131,955,397	$—	$—	7,254,156	$7,254,156	$82,770
See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s Schedule of Investments.
7